NATURE OF OPERATIONS	12 Months Ended
Dec. 31, 2023
Nature Of Operations [Abstract]
NATURE OF OPERATIONS [Text Block]

1. NATURE OF OPERATIONS

First Majestic Silver Corp. (the "Company" or "First Majestic") is in the business of production, development, exploration, and acquisition of mineral properties with a focus on silver and gold production in North America. The Company owns three producing mines in Mexico consisting of the San Dimas Silver/Gold Mine, the Santa Elena Silver/Gold Mine and the La Encantada Silver Mine. The Company also owns the Jerritt Canyon Gold Mine in Nevada, USA which has been placed on temporary suspension as of March 20, 2023 to focus on exploration, definition, and expansion of the mineral resources and optimization of mine planning and plant operations. In addition, the Company owns two mines in suspension: the San Martin Silver Mine and the Del Toro Silver Mine, and several exploration stage projects.

First Majestic is incorporated in Canada with limited liability under the legislation of the Province of British Columbia and is publicly listed on the New York Stock Exchange under the symbol "AG", on the Toronto Stock Exchange under the symbol "FR" and on the Frankfurt Stock Exchange under the symbol "FMV". The Company's head office and principal address is located at 925 West Georgia Street, Suite 1800, Vancouver, British Columbia, Canada, V6C 3L2.